Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net
Intangible Assets, Net
9.	Intangible Assets, Net

Intangible assets, net consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Brokerage licenses	60,558	84,816
Insurance adjusting license	2,293	2,293
Insurance agency license	35,130	35,130
Trademark and software copyright	77,042	77,042
Medical institution license	3,708	3,708
Total	178,731	202,989
Less: Accumulated amortization	(735)	(864)
Less: Impairment	(24,985)	(24,985)
Intangible assets, net	153,011	177,140

Amortization expense on intangible assets for the years ended December 31, 2023, 2024 and 2025 were RMB138, RMB128 and RMB129 respectively. As of December 31, 2025, the Group expects to record amortization expenses related to intangible assets RMB129, RMB129, RMB129 and RMB75 for the years ended December 31, 2026, 2027, 2028, 2029 and RMB nil thereafter. RMB nil, RMB24,268 and RMB nil of impairment losses were recognized on intangible assets and were included under “general and administrative expenses” in the consolidated statement of comprehensive income for the years ended December 31, 2023, 2024 and 2025, respectively.